UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: November 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	November 30, 2019 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 64.11%

Agriculture Chemicals - 1.26%
5,000	The Scotts Miracle-Gro Co.	$ 505,400

Air Courier Services - 1.76%
4,400	FedEx Corp.	704,220

Aircraft - 1.65%
1,800	Boeing Co.	659,124

Aircraft Engines & Engine Parts - 1.85%
5,000	United Technologies Corp.	741,700

Beverage - 1.36%
4,000	PepsiCo, Inc.	543,320

Biological Products (No Diagnostic Substance) - 0.75%
1,000	Biogen, Inc. *	299,810

Cable & Other Pay Television Services - 4.24%
11,000	Comcast Corp. Class A	485,650
8,000	Walt Disney Co. *	1,212,640
		1,698,290
Commercial Banks, NEC - 1.80%
12,500	Toronto Dominion Bank (Canada)	722,500

Crude Petroleum & Natural Gas - 1.60%
11,150	Royal Dutch Shell Plc. Class A ADR	641,014

Electric Services - 2.22%
3,800	NextEra Energy, Inc.	888,516

Electronic Computers - 1.53%
2,300	Apple, Inc.	614,675

Food & Kindred Products - 1.27%
4,900	Nestle S.A. ADR *	509,306

Footwear - 1.63%
7,000	Nike, Inc. Class B	654,430

Life Insurance - 1.47%
6,300	Prudential Financial, Inc.	589,806

Motor Vehicle Parts & Accessories - 2.01%
4,500	Honeywell International, Inc.	803,475

National Commercial Banks - 5.60%
9,000	Citigroup, Inc.	676,080
7,100	JP Morgan Chase & Co.	935,496
10,500	US Bancorp.	630,315
		2,241,891
Natural Gas Transmission - 1.03%
21,000	Kinder Morgan, Inc.	411,810

Optical Instruments & Lenses - 1.64%
4,000	KLA-Tencor Corp.	655,440

Personal Credit Institutions - 1.63%
7,700	Discover Financial Services	653,499

Petroleum Refining - 2.83%
4,500	Chevron Corp.	527,085
5,300	Phillips 66	608,016
		1,135,101
Pharmaceutical Preparations - 4.87%
4,000	Johnson & Johnson	549,960
9,000	Merck & Co., Inc.	784,620
16,000	Pfizer, Inc.	616,320
		1,950,900
Railroad, Line-Haul Operating - 0.97%
2,200	Union Pacific Corp.	387,178

Retail-Drug Stores - 2.55%
13,594	CVS Caremark Corp.	1,023,220

Retail-Lumbar & Other Building Material Dealers - 1.82%
3,300	The Home Depot, Inc.	727,683

Retail-Variety Stores - 1.78%
6,000	Wal-Mart Stores, Inc. *	714,540

Semiconductors & Related Devices - 1.42%
1,800	Broadcom Ltd. (Singapore)	569,178

Services-Business Services - 5.10%
4,500	Accenture Plc, Class A (Ireland)	905,220
3,900	MasterCard, Inc. Class A	1,139,697
		2,044,917
Services-Computer Programming, Data Processing, Etc. - 3.64%
500	Alphabet, Inc. Class A *	652,045
4,000	Facebook, Inc. Class A *	806,560
		1,458,605
Ship & Boat Building & Repairing - 1.36%
3,000	General Dynamics Corp.	545,220

Telephone Communciations - 1.47%
15,700	AT&T, Inc.	586,866

TOTAL FOR COMMON STOCK (Cost $16,367,868) - 64.11%		25,681,634

CORPORATE BONDS (a) - 16.94%

Accident & Health Insurance - 0.33%
125,000	Unm Group, 4.00%, 03/15/2024	131,920

Apparel, Footwear, and Accessories Design - 0.51%
200,000	Nike, Inc. 2.25% 5/1/2023	203,705

Asset Management - 0.25%
4,000	B Riley, 6.50%, 09/30/2026	100,680

Banks & Financial Institutions - 0.13%
50,000	Societe Generale, 3.49706%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,086

Bottled & Canned Soft Drinks Carbonated Waters - 0.38%
150,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	154,138

Communications Equipment - 0.34%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	135,140

Crude Petroleum & Natural Gas - 0.38%
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	153,750

Dental Equipment & Supplies - 0.51%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	204,208

Distributors-Consumer Staples - 0.08%
30,000	Sysco 2.6% 10/1/2020	30,167

Electric Services - 0.38%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	151,716

Finance Services - 0.25%
100,000	American Express Credit Corp., 2.60%, 9/14/2020	100,434

Healthcare Providers & Services - 0.25%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	101,650

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.32%
125,000	Cintas Corp. No. 2, 4.30%, 6/01/2021	128,723

Miscellaneous Business Credit Institution - 0.50%
150,000	Ford Motor Credit Co. LLC., 2.459% 03/27/2020	150,042
50,000	Ford Motor Credit Co. LLC., 3.81%, 01/09/2024	50,042
		200,084
Miscellaneous Manufacturing Industries - 0.25%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	101,871

Motor Vehicle Parts & Accessories - 0.26%
100,000	Lear Corp., 5.25%, 01/15/2025	102,887

National Commerical Banks - 2.53%
150,000	Banc of California, Inc., 5.25%, 4/15/2025	153,612
150,000	Bank of the Ozarks, Inc., 5.50%, 7/01/2026	153,198
150,000	Citigroup, Inc., 2.40%, 02/18/2020	150,147
450,000	Citigroup, Inc., 2.65%, 10/26/2020	452,638
100,000	Old National Bancorp., 4.125%, 8/15/2024	104,071
		1,013,666
Operative Builders - 0.53%
200,000	Lennar Corp., 4.875%, 12/15/2023	213,750

Pharmaceuticals - 0.77%
250,000	AbbVie, 2.90%, 11/06/2022	254,191
50,000	Mylan Inc., 4.20%, 11/29/2023	52,610
		306,801
Printed Circuit Boards - 0.13%
50,000	Jabil Circuit, 5.625%, 12/15/2020	51,600

Property & Casualty Insurance - 0.58%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	230,684

Real Estate - 0.13%
50,000	Aurora Military Housing LLC., 5.35%, 12/15/2025	53,095

Retail - Drug Stores & Proprietary Stores - 0.44%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	177,550

Retail - Apparel & Accessory Stores - 0.28%
100,000	Foot Locker, Inc., 8.50%, 1/15/2022	111,000

Retail - Variety Stores - 0.50%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	202,107

Services-Business Services - 0.43%
170,000	EBay, Inc., 2.60%, 07/15/2022	171,623

Services-Computer Programming Services - 0.44%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	177,506

Services-General Medical & Surgical Hospitals, NEC - 0.26%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2021	104,800

Services-Personal Services - 0.60%
225,000	H&R Block, Inc., 5.50%, 11/01/22	241,258

Services-Prepackaged Software - 1.32%
300,000	CA, Inc., 5.375%, 12/01/2019	300,000
150,000	Symantec Corp., 4.20%, 09/15/2020	151,458
75,000	Symantec Corp., 3.95%, 06/15/2022	76,214
		527,672
Services-Video Tape Rental - 0.39%
150,000	Netflix, Inc., 5.375%, 02/01/2021	155,130

Software - 0.62%
250,000	VMWare 08/21/2020	250,283

State Commercial Banks - 0.91%
250,000	Eagle Bancorp, Inc., 5.75%, 09/01/2024	261,328
100,000	Home Bancshares, 5.625%, 3M LIBOR + 3.207%, 04/15/2027	103,017
		364,345
Transportation Services - 0.26%
100,000	Expedia, Inc., 5.95%, 08/15/2020	102,591

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.19%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	76,918

Automotive Wholesaler - 0.51%
200,000	LKQ Corp., 4.75%, 05/15/2023	203,250

TOTAL FOR CORPORATE BONDS (Cost $6,678,964) - 16.94%		6,786,788

STRUCTURED NOTES (a) - 1.11%

Commercial Banks, NEC - 0.62%
150,000	Barclays Bank Plc., 2.50%, 2/15/2023 (United Kingdom) **	149,810
100,000	Barclays Bank Plc., 0.00%, 9/25/2020 (United Kingdom) **	100,300
		250,110
National Commercial Banks - 0.23%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	94,051

Security Brokers, Dealers & Flotation Companies - 0.25%
125,000	Goldman Sachs, V/R, 11/13/2028 **	99,125

TOTAL FOR STRUCTURED NOTES (Cost $451,164) - 1.11%		443,286

REAL ESTATE INVESTMENT TRUST - 1.58%
18,000	Duke Realty Corp.	633,240

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $278,506) - 1.58%		633,240

PREFERRED SECURITIES - 1.11%

National Commercial Banks - 0.67%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	75,960
150,000	PNC Float, 6/01/2028	142,543
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	50,500
		269,003
Telephone Communications (No Radio Telephone) - 0.44%
2,000	QWest Corp., 6.125%, 06/01/2053	48,960
3,000	QWest Corp., 6.50%, 09/01/2056	74,820
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	51,060
		174,840

TOTAL FOR PREFERRED SECURITIES (Cost $443,407) - 1.11%		443,843

MUNICIPAL BOND (a) - 5.37%

Arizona - 0.37%
20,000	Arizona State University Build America Bond, 5.50%, 8/01/2025	20,500
100,000	Northern Arizona University Build America Bond, 6.587%, 6/01/2030	102,199
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	24,481
		147,180
California - 0.18%
20,000	California St. University Revenue Bond Series B, 2.785%, 11/01/2022	20,301
20,000	Porterville Unified School District, 7.25%, 7/01/2027	20,604
20,000	San Bernardino County Redevelopment Agency, 3.625%, 9/01/2024	20,977
10,000	University Enterprises Inc. CA, 5.25%, 10/01/2020	10,204
		72,086
Georgia - 0.41%
50,000	Atlanta Development Authority, 3.75%, 1/01/2021	50,612
99,000	Georgia Loc. Govt., 4.75%, 06/01/2028	113,625
		164,237
Illinois - 0.43%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	100,883
70,000	Saint Clair Cnty, IL School District No. 189 East St. Louis, 4.00%, 1/01/2021	70,020
		170,903
Indiana - 0.68%
135,000	Evansville-Vanderburgh Industry School Taxable Build American Bond 6.15%, 07/15/2027	135,585
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	71,900
25,000	Indiana State University, 5.26%, 4/01/2024	25,241
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	41,610
		274,336
Iowa - 0.34%
136,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	137,945

Kentucky - 0.14%
55,000	Louisville/Jefferson County Metropolitan Government, 3.00%, 5/01/2023	55,578

Maryland - 0.23%
90,000	Maryland St. Econ Dev Corp Pkg Facs, Baltimore City Proj Series B, 3.95%, 06/01/2023	92,846

Michigan - 0.08%
25,000	Coldwater Michigan Water Supply & Wastewater, 5.00%, 8/1/2026	30,255

New Jersey - 0.50%
135,000	City of Wildwood, NJ, 4.00%, 11/1/2021	138,889
60,000	New Brunswick,NJ Parking Authority, 8.42%, 9/01/2040	62,840
		201,729
New York - 0.50%
200,000	City of New York, NY, 1.98% 08/01/2023	199,962

Ohio - 0.33%
20,000	City of Hamilton,OH Wastewater Systems Revenue, 6.11%, 10/01/2028	20,040
110,000	Youngstown State University, 6.549%, 12/15/2030	112,648
		132,688
Oklahoma - 0.09%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	35,815

Pennsylvania - 0.08%
30,000	Commonwealth of Pennsylvania, 4.80%, 5/1/2025	30,375

South Carolina - 0.21%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	57,107
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	25,060
		82,167
Texas - 0.06%
25,000	Katy Texas Schools, 5.999%, 02/15/2030	25,209

Washington - 0.20%
70,000	Douglas County, WA School District No. 206 Eastmont Qualified, 4.0%, 12/01/2025	78,199

Wisconsin - 0.54%
110,000	Greendale, WI Taxable Community Development, Series A, 4.75%, 12/01/26	112,805
100,000	Wisconsin Health Edl Facs Auth Senior Living Rev Taxable, Proj Series A-2, 4.10%, 01/11/2024	105,283
		218,088

TOTAL FOR MUNICIPAL BOND (Cost 2,156,327) - 5.37%		2,149,598

EXCHANGE TRADED FUND - 4.93%

9,000	iShares US Preferred Stock ETF	334,800
5,200	iShares Nasdaq Biotechnology ETF	622,180
10,000	JPMorgan Ultra-Short Income ETF	504,100
20,000	PowerShares Variable Rate Preferred ETF	513,600
		1,974,680

TOTAL FOR EXCHANGE TRADED FUND (Cost $1,937,633) - 4.93%		1,974,680

SHORT TERM INVESTMENTS - 4.49%
1,800,357	Fidelity Money Market Portfolio Class Select 1.54%** (Cost $1,800,357)	1,800,357

TOTAL INVESTMENTS (Cost $30,114,225) *** -99.64%		39,913,426

OTHER ASSETS LESS LIABILITIES - 0.36%		144,932

NET ASSETS - 100.00%		$ 40,058,358

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,114,225 amounted to $9,799,201, which consisted of aggregate gross unrealized appreciation of $10,088,752 and aggregate gross unrealized depreciation of $289,552.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,114,225 amounted to $9,799,201, which consisted of aggregate gross unrealized appreciation of $10,088,752 and aggregate gross unrealized depreciation of $289,552.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		25,681,634	$0	$0	$25,681,634
Real Estate Investment Trusts		633,240	$0	$0	$633,240
Preferred Securities		443,843	$0	$0	$443,843
Corporate Bonds		$0	6,786,788	$0	$6,786,788
Municipal Bonds		$0	2,149,598	$0	$2,149,598
Exchange Traded Note		1,974,680	$0	$0	$1,974,680
Structured Notes		$0	443,286	$0	$443,286
Cash Equivalents		1,800,357	$0	$0	$1,800,357
Total		$30,533,754	$9,379,672	$0	$39,913,426

	Archer Income Fund
	Schedule of Investments
	November 30, 2019 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 60.89%

Accident & Health Insurance - 0.68%
75,000	Unum Group, 4.00%, 03/15/2024	79,152

Aerospace & Defense - 0.44%
50,000	Alcoa, 6%, 12/01/20	51,295

Air Transportation, Scheduled - 1.33%
150,000	United Airlines Holdings, 6%, 12/01/20	154,725

Apparel, Footwear, and Accessories Design - 1.31%
150,000	Nike, Inc. 2.25% 05/01/2023	152,779

Asset Management - 0.65%
3,000	B Riley, 6.50%, 09/30/2026	75,510

Banks & Financial Institutions - 3.32%
100,000	Banc of California, Inc., 5.25%, 4/15/25	102,408
100,000	KeyBank Corp., Float, 7/01/28	92,000
150,000	PNC Float, 6/01/2028	142,543
50,000	Societe Generale, 2.8947%, 3M LIBOR + 1.150%, 4/22/2020 (France) **	50,086
		387,037
Bilogical Products (No Diagnostic Substances) - 1.95%
25,000	Amgen, Inc., 3.875%, 11/15/2021	25,759
200,000	Biogen, Inc., 2.90%, 9/15/2020	201,132
		226,891
Beverages - 1.29%
150,000	Constellation Brands Inc., 2.25%, 11/06/20	150,283

Bottled & Canned Soft Drinks Carbonated Waters - 0.88%
100,000	Dr Pepper Snapple Group, Inc., 3.13%, 12/15/2023	102,759

Computer & Office Equipment - 0.89%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	103,476

Computer Communications Equipment - 0.70%
75,000	Juniper Networks, Inc., 4.50%, 3/15/2024	81,084

Computer Storage Devices - 0.43%
50,000	EMC Corp., 3.375%, 06/01/2023	50,438

Container & Packaging - 0.45%
50,000	Ball Corp., 5.00%, 03/15/2022	52,625

Crude Petroleum & Natural Gas - 0.88%
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	102,500

Dental Equipment & Supplies - 0.88%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	102,104

Distribution/Wholesale - 0.88%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	102,167

Electric & Other Services Combined - 0.84%
100,000	PPL Energy Supply LLC., 4.60%, 12/15/2021	98,250

Electric Services - 1.31%
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	50,572
100,000	Southern Co., 2.95%, 7/1/2023	101,966
		152,538
Food & Kindred Products - 0.74%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	86,104

General Building Contractors - Residential Buildings - 0.46%
50,000	Lennar Corp., 4.875%, 12/15/2023	53,438

Healthcare Providers & Services - 1.31%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	50,825
100,000	Laboratories Corp. of America Holdings, Inc., 3.20%, 2/1/22	102,135
		152,960
Hospital & Medical Services Plans - 0.22%
25,000	WellPoint, Inc., 3.70%, 8/15/21	25,564

Men's & Boys' Furnishings, Work Clothing, And Allied Garments - 0.66%
75,000	Cintas Corp., 4.30%, 06/01/2021	77,234

Miscellaneous Business Credit Institution - 3.00%
250,000	Ford Motor Credit Co. LLC., 2.459% 03/27/20 **	250,070
100,000	Ford Motor Credit Co. LLC., 4.20%, 2/20/27 **	98,926
		348,996
Miscellaneous Manufacturing Industries - 0.66%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	76,403

Motor Vehicle Parts & Accessories - 0.44%
50,000	Lear Corp., 5.25%, 01/15/2025	51,443

National Commercial Banks - 3.22%
82,000	Bank of America Corp., 1.24%, 6/24/30 **	60,270
80,000	Bank of America Corp., 1.084%, 7/14/31 **	58,800
100,000	Bank of the Ozarks, Inc., 5.50%, 3M LIBOR + 3.935%, 7/01/26	102,132
50,000	Citigroup, Inc. 2.40%, 2/18/20	50,049
100,000	Old National Bancorp., 4.125%, 8/15/24	104,071
		375,322
Natural Gas Distribution - 0.47%
50,000	National Fuel Gas Co., 5.20%, 07/15/2025	54,994

Pharmaceutical Preparations - 0.44%
50,000	Abbvie,Inc., 2.90%. 11/06/2022	50,838

Printed Circuit Boards - 0.44%
50,000	Jabil Circuit, 5.625%, 12/15/2020	51,599

Property & Casualty Insurance - 1.49%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	173,013

Real Estate - 0.46%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	53,095

Retail-Department Store - 0.34%
35,000	Dillards, Inc., 7.75%, 7/15/26	39,756

Retail-Drug Stores & Proprietary Stores - 4.95%
200,000	CVS Health Corp., 3.50%, 7/20/22	206,446
190,000	CVS Health Corp., 2.75%, 12/01/22	192,697
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	177,550
		576,693
Services - Shoe Stores - 1.43%
150,000	Foot Locker, Inc., 8.50%, 1/15/22	166,500

Services - Business Services - 1.57%
80,000	EBay, Inc., 2.60%, 07/15/2022	80,764
100,000	Total System Services, Inc., 3.80%, 4/1/21	101,960
		182,724
Services - Computer Programming Services - 1.04%
120,000	VeriSign, Inc., 4.625%, 05/01/2023	121,718

Services-General Medical & Surgical Hospitals, NEC - 0.90%
100,000	HCA Holdings, 6.25%, 02/15/2021	104,800

Services-Personal Services - 2.07%
225,000	H&R Block, Inc., 5.50%,11/01/22	241,259

Services-Prepackaged Software - 2.59%
200,000	CA, Inc., 5.375%, 12/01/2019	200,000
50,000	Symantec Corp., 3.95%, 06/15/2022	50,809
50,000	Symantec Corp., 4.20%, 09/15/2020	50,486
		301,295
Services-Video Tape Rental - 0.89%
100,000	Netflix, Inc., 5.375%, 02/01/2021	103,420

Soap, Detergent, Cleaning Preparations, Perfumes & Cosmetics - 0.93%
105,030	Proctor & Gamble Co., 9.36%, 01/01/21	108,469

State Commercial Banks - 3.50%
155,000	Bank of Nova Scotia, 3.0%, 5/29/24 **	147,482
150,000	Eagle Bancorp, Inc., 5.75%, 09/01/2024	156,797
100,000	Home Bancshares, Inc., 5.625%, 3M LIBOR + 3.270%, 4/15/27	103,017
		407,296
Telephone Communications (No Radio Telephone) - 1.42%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	63,775
100,000	AT&T, Inc., 3.00%, 2/15/22	101,936
		165,711
Television Broadcasting Stations - 0.53%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	61,410

Tires & Inner Tubes - 0.89%
100,000	Goodyear Tire & Rubber Co., 8.75%, 8/15/20	104,250

Transportation Services - 0.88%
100,000	Expedia, Inc., 5.95%, 08/15/2020	102,591

Travel & Lodging - 0.89%
100,000	Wyndham Worldwide Corp., 5.625%, 3/01/21	103,250

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.44%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	51,279

Wholesale-Groceries & Related Products - 1.66%
152,000	Sysco Corp., 6.50%, 8/1/28	192,809

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.87%
100,000	LKQ Corp., 4.75%, 5/15/23	101,625

TOTAL FOR CORPORATE BONDS (Cost $6,996,680) - 60.89%		7,093,471

EXCHANGE TRADED FUNDS - 3.81%
1,000	iShares US Preferred Stock ETF	37,200
4,000	JPMorgan Ultra-Short Income ETF	201,640
8,000	PowerShares Variable Rate Preferred ETF	205,440

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $444,956) - 3.81%		444,280

MUNICIPAL BONDS - 25.63%
Arizona - 0.59%
40,000	City of Phoenix, AZ, 2.717%, 7/01/2022	40,830
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	28,234
		69,064
California - 1.47%
50,000	Sacramento, CA Pension Oblg. Series A, 6.42%, 8/1/23	57,012
95,000	Sacramento Cnty., CA Pension Oblg., 6.625%, 8/1/24	113,654
		170,666
Colorado - 0.13%
15,000	Vail, CO, Reinvestment Authority Increment Rev Taxable BAB Series B, 6.069%, 06/01/2025	15,266

Connecticut - 0.44%
50,000	City of Bridgeport, CT, 6.571%, 8/15/28	51,622

Florida - 1.01%
35,000	Florida Atlantic University Finance Corp., 7.439% 7/1/30	36,124
50,000	Fort Lauderdale, FL, Spl Oblg Txbl-Pension Funding, 3.024%, 1/1/20	50,046
30,000	Osceola County, FL 6.02%, 10/01/26	31,939
		118,109

Georgia - 0.88%
45,000	Atlanta Development Authority, 3.75%, 1/01/21	45,551
50,000	Georgia Local Government 4.750%, 06/01/2028	57,386
		102,937
Illinois - 3.39%
160,000	Carol Stream Park District, IL, 4.40%, 11/01/20	163,514
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/20	50,442
45,000	Eastern IL University Build America Bond, 5.90%, 4/01/23	44,317
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,934
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/01/21	30,008
65,455	State of Illinois, 4.95%, 6/1/23	68,431
20,000	State of Illinois, 6.20%, 7/01/21	20,775
		394,421
Indiana - 6.82%
140,000	Beech Grove, IN Sch Bldg Corp., 2.85%, 7/5/25	142,804
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	35,940
80,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	82,521
165,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 5.90%, 7/15/26	165,690
100,000	Evansville-Vanderburgh, IN School Bldg Corp. Series B, 6.15%, 7/15/27	100,433
10,000	Indiana St Univ Revs BAB, 5.26%, 4/1/24	10,096
25,000	Indianapolis, IN Local Public Impt, 2.00%, 4/1/20	25,024
65,000	Kankakee VY, IN, Middle Sch Bldg Corp., BAB, 6.39%, 7/15/29	65,339
50,000	Lake Station, IN, Multi Sch Bldg Corp., Series B, 4.00%, 7/15/22	50,965
50,000	Merrillville, IN, Multi Sch Bldg Corp., Series B, 3.86%, 7/15/23	52,166
40,000	Mt. Vernon of Hancock County Multi-School Bldg. Corp., 5.28%, 7/15/29	42,938
20,000	Portage, IN, Industry Redevelopment District Tax, 7.25%, 7/15/24	20,932
		794,848
Iowa - 0.51%
59,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	59,844

Kentucky - 0.18%
20,000	Kentucky St Mun Pwr Agy, 5.91%, 9/25	20,588

Minnesota - 0.87%
100,000	University of Minnesota, 2.485%, 08/01/2021	100,943

Mississippi - 0.09%
10,000	Jackson, MS Mun Arpt Auth. Series C, 4.900%, 10/01/2021	10,287

Missouri - 0.84%
20,000	Kansas City, MO Taxable Gen Obl Series B, 5.05%, 2/01/23	20,099
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,784
50,000	County of St. Louis, MO, 5.45%, 12/1/31	51,536
		97,419
New Jersey - 2.34%
100,000	Atlantic City Board of Education, 4.093%, 7/15/20	100,781
65,000	Hudson County NJ 6.890%, 03/01/2026	68,702
100,000	City of Wildwood, NJ, 4.00%, 11/1/21	102,881
		272,364
New York - 2.60%
150,000	City of New York, NY, 1.98% 8/1/23	149,972
50,000	Erie County, NY Tobacco Asset Corp., 6.000%, 06/01/2028	50,027
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	77,775
25,000	New York, NY, BAB, 6.435%, 12/1/35	25,078
		302,852
Ohio - 1.41%
60,000	Bloom & Carroll Ohio Loc Sch Dist, 5.800%, 12/01/25	70,163
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, 10/01/26	33,240
60,000	Montgomery, OH Special Obligation Revenue Bond, 4.00%, 10/01/27	61,435
		164,838
Oklahoma - 0.24%
25,000	Garfield County, OK, 6.00%, 9/1/24	28,022

Oregon - 0.25%
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	28,578

Texas - 1.14%
25,000	City of Irving, TX, 5.657%, 8/15/23	26,765
50,000	North Texas Tollway Authority, 8.41%, 2/1/30	65,965
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	39,814
		132,544
Wisconsin - 0.44%
50,000	Public Finance Authority, WI, 5.750%, 06/01/2023	50,762

TOTAL FOR MUNICIPAL BOND (Cost $2,991,459) - 25.63%		2,985,974

PREFERRED SECURITIES - 1.31%
Electric Services - 0.43%
50,000	Edison International, PFD 6.25%, 3M LIBOR + 4.199%, 8/01/49 Series E	50,523

Telephone Communications (No Radio Telephone) - 0.88%
4,000	US Cellular Corp., PFD 6.950%, 5/15/2060	102,120

TOTAL FOR PREFERRED SECURITIES (Cost $150,928) - 1.31%		152,643

STRUCTURED NOTES - 2.42%
Commercial Banks, NEC - 0.86%
100,000	Barclays Bank Plc., 3.22247%, 9/25/2020 Float (United Kingdom)**	100,300

100,000	Goldman Sachs Group, Inc., 1.6182%, 12/13/2028 **	86,195
120,000	Goldman Sachs Group, Inc., 1.3855%, 11/13/2028 **	95,160
		181,355

TOTAL FOR STRUCTURED NOTES (Cost $303,297) - 2.42%		281,655

SHORT TERM INVESTMENTS - 4.76%
555,067	Fidelity Money Market Portfolio Class Select 1.54%** (Cost $555,067)	555,067

TOTAL INVESTMENTS (Cost $11,442,386) *** 98.83%		11,513,090

OTHER ASSETS LESS LIABILITIES - 1.17%		136,376

NET ASSETS - 100.00%		11,649,466

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.
ADR - American Depository Receipt

*** At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,442,386 amounted to $70,704 which consisted of aggregate gross unrealized appreciation of $183,683 and aggregate gross unrealized depreciation of $112,979.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,442,386 amounted to $70,704 which consisted of aggregate gross unrealized appreciation of $183,683 and aggregate gross unrealized depreciation of $112,979.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Exchange Traded Funds		$444,280	$0	$0	$444,280
Real Estate Investment Trusts		$0	$0	$0	$0
Corporate Bonds		$0	7,093,471	$0	$7,093,471
Municipal Bonds		$0	2,985,974	$0	$2,985,974
Preferred Securities		$152,643	$0	$0	$152,643
Structured Notes		$0	281,655	$0	$281,655
Cash Equivalents		555,067	$0	$0	$555,067
Total		$ 1,151,990	$10,361,100	$0	$11,513,090

	Archer Stock Fund
	Schedule of Investments
	November 30, 2019 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 95.75%

Accident & Health Insurance - 1.92%
6,800	Aflac, Inc.	$ 372,912

Air Courier Services - 1.65%
2,000	FedEx Corp.	320,100

Air Transportation, Scheduled - 1.79%
6,055	Delta Air Lines, Inc.	347,012

Aircraft - 1.89%
1,000	Boeing Co.	366,180

Aircraft Part & Auxiliary Equipment, Nec - 1.75%
3,900	Spirit Aerosystems Holdings, Inc. Class A	339,261

Apparel, Accessories & Footwear - 1.66%
2,060	Adidas AG ADR	321,463

Beverages - 1.93%
7,000	Coca-Cola Co.	373,800

Biological Products (No Diagnostic Substances) - 2.37%
6,400	CRISPR Therapeutics AG (Switzerland) *	458,560

Business Services - 2.00%
2,100	Visa, Inc. Class A	387,471

Computer & Office Equipment - 1.73%
7,400	Cisco Systems, Inc.	335,294

Electronic Computers - 2.48%
1,800	Apple, Inc.	481,050

Electric Services - 3.24%
2,690	NextEra Energy, Inc.	628,976

Hospital & Medical Service Plans - 0.00%
8,200	Centene Corp. *	495,854

Industrial Instruments for Measurement, Display & Control - 2.11%
3,850	MKS Instruments, Inc.	409,178

Industrial Inorganic Chemicals - 1.81%
1,700	Linde Plc. (United Kingdom)	350,557

Industrial Organic Chemicals - 1.59%
4,500	Westlake Chemicals Co.	309,060

Measuring & Controlling Devices - 2.10%
1,300	Thermo Fisher Scientific, Inc.	408,135

National Commercial Banks - 4.17%
12,000	Bank of America Corp.	399,840
3,100	JP Morgan Chase & Co.	408,456
		808,296
Natural Gas Transmission - 1.52%
15,000	Kinder Morgan, Inc.	294,150

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.83%
600	Intuitive Surgical, Inc. *	355,740

Personal Credit Institutions - 2.06%
4,700	Discover Financial Services	398,889

Petroleum Refining - 3.65%
2,950	Chevron Corp.	345,534
3,800	Valero Energy Corp.	362,862
		708,396
Pharmaceutical Preparations - 3.92%
4,400	Abbott Laboratories	375,980
4,400	Merck & Co., Inc.	383,592
		759,572
Property & Casualty Insurance - 2.05%
1,800	Berkshire Hathaway, Inc. Class B	396,540

Railroads, Line-Haul Operating - 1.91%
2,100	Union Pacific Corp.	369,579

Retail-Catalog & Mail-Order Houses - 1.73%
186	Amazon.com, Inc. *	334,949

Retail-Drug Stores and Proprietary Stores - 2.60%
6,700	CVS Health Corp.	504,309

Retail-Eating Places - 3.55%
1,790	McDonald's Corp.	348,119
3,980	Starbucks Corp.	340,011
		688,130
Retail-Lumber & Other Building Material Dealers - 1.82%
1,600	Home Depot, Inc.	352,816

Retail-Retail Stores, Nec - 1.69%
1,400	Ulta Beauty, Inc. *	327,404

Semiconductors, Integrated Circuits & Related Services - 2.27%
4,500	Skyworks Solutions, Inc.	442,350

Semiconductors & Related Devices - 2.10%
7,000	Intel Corp.	406,350

Services-Business Services - 3.60%
3,600	PayPal Holdings, Inc. *	388,836
3,980	Paysign, Inc. *	308,826
		697,662
Services-Computer Programming, Data Processing, Etc. - 3.99%
300	Alphabet, Inc. Class A *	391,227
1,900	Facebook, Inc. Class A *	383,116
		774,343
Services-Health Services - 1.85%
2,200	ICON Plc. (Ireland) *	358,952

Services-Medical Laboratories - 1.44%
3,600	Guardant Health, Inc. *	279,612

Services-Offices & Clinics of Doctors of Medicine - 2.16%
5,000	Teladoc Health, Inc. *	418,700

Services-Prepackaged Software - 2.11%
2,700	Microsoft Corp.	408,726

Soap, Detergent & Cleaning Preparations - 2.08%
3,300	Procter & Gamble Co.	402,798

Sugar & Confectionery Products - 1.47%
1,920	Hershey Co.	284,467

Surgical & Medical Instruments & Apparatus - 1.80%
1,700	Stryker Corp.	348,262

Telephone Communications - 1.90%
6,100	Verizon Communications Inc.	367,464

Water, Sewer, Pipeline, Comm and Power Line Construction - 1.92%
5,600	MasTec, Inc. *	371,504

TOTAL COMMON STOCK (Cost $14,149.004) - 95.75%		18,564,823

REAL ESTATE INVESTMENT TRUST - 2.03%
1,840	American Tower Corp.	393,815

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $300,523) - 2.03%		393,815

MONEY MARKET FUND - 2.13%
413,488	Fidelity Money Market Portfolio Class Select 1.54%**	413,488

TOTAL MONEY MARKET FUND (COST $413,488)		413,488

TOTAL INVESTMENTS (Cost $14,863,014) - 99.91%		19,372,126

OTHER ASSETS LESS LIABILITIES (0.09%)		16,905

NET ASSETS - 100.00%		19,389,031

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,863,014 amounted to $4,509,112, which consisted of aggregate gross unrealized appreciation of $4,747,171 and aggregate gross unrealized depreciation of $238,059.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,863,014 amounted to $4,509,112, which consisted of aggregate gross unrealized appreciation of $4,747,171 and aggregate gross unrealized depreciation of $238,059.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Total
Common Stock		$18,564,823	0.000%	$18,564,823
Real Estate Investment Trusts		$393,815	0.000%	$393,815
Cash Equivalents		$413,488	0.000%	$413,488
Total		$19,372,126	0.000%	$19,372,126

	Archer Dividend Growth Fund
	Schedule of Investments
	November 30, 2019 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 89.04%

Accident & Health Insurance - 2.04%
12,700	Unum Group	390,398

Canned, Fruits, Veg & Preserves, Jams & Jellies - 1.37%
2,500	The J.M. Smucker Co.	262,725

Commercial Banks, Nec - 2.04%
4,500	Canadian Imperial Bank of Commerce (Canada)	391,050

Computer & Office Equipment - 3.47%
7,251	Cisco Systems, Inc.	328,543
2,500	International Business Machines Corp.	336,125
		664,668
Computer Hardware & Storage - 2.18%
7,000	Seagate Technology Plc. (Ireland)	417,760

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.06%
2,900	Kimberly Clark Corp.	395,386

Crude Petroleum & Natural Gas - 3.12%
5,700	Occidental Petroleum Corp.	219,849
7,200	Total S.A. (France)	378,288
		598,137
Drawing and Insulating Nonferrous Wire - 1.51%
10,000	Corning, Inc.	290,400

Electric & Other Services Combined - 3.46%
3,500	Duke Energy Corp.	308,595
8,000	Exelon Corp.	355,200
		663,795
Electric Services - 6.32%
14,300	CenterPoint Energy, Inc.	351,208
3,900	Entergy Corp.	453,921
4,900	Dominion Energy, Inc.	407,239
		1,212,368
Electric Utilities - 1.90%
4,000	American Electric Power Co.	365,400

Finances Services - 1.87%
25,000	Hercules Capital, Inc.	358,250

Guided Missiles & Space Vehicles & Parts - 2.04%
1,000	Lockheed Martin Corp.	391,030

Investment Advice - 1.91%
9,500	Lazard Ltd. Class A (Bermuda)	367,080

Insurance Agents Brokers & Services - 2.14%
4,400	Arthur J Gallagher & Co.	410,388

Misc Industrial & Commercial Machinery & Equipment - 2.07%
4,300	Eaton Corp.	397,750

Motor Vehicles & Passengers Car Bodies - 1.88%
10,000	General Motors Co.	360,000

National Commercial Banks - 3.37%
9,000	PacWest Bancorp	335,160
9,500	Peoples Bancorp, Inc.	310,745
		645,905
Natural Gas Transmission - 1.79%
17,500	Kinder Morgan, Inc.	343,175

Natural Gas Transmission & Distribution - 1.89%
5,100	ONEOK, Inc.	362,355

Oil, Gas Field Services, Nbc - 2.04%
10,800	Schlumberger Ltd.	390,960

Paperboard Containers & Boxes - 1.72%
8,200	WestRock Co.	330,706

Petroleum Refining - 4.02%
3,000	Chevron Corp.	351,390
4,400	Valero Energy Corp.	420,156
		771,546
Pharmaceutical Preparations - 8.39%
5,000	AbbVie, Inc.	438,650
8,100	GlaxoSmithKline Plc. ADR	368,388
5,100	Merck & Co., Inc.	444,618
9,300	Pfizer, Inc.	358,236
		1,609,892
Plastics Products, NEC - 1.75%
17,500	Newell Brands, Inc.	336,350

Real Estate - 1.83%
10,900	Iron Mountain, Inc.	350,108

Retail-Drug Stores - 2.35%
6,000	CVS Caremark Corp.	451,620

Retail-Eating Places - 1.60%
2,000	Cracker Barrel Old Country Store, Inc.	307,480

Retail-Retail Stores, Nec - 1.32%
5,400	Kohl's Corp.	253,854

Search, Detection, Navigation, Guidance - 1.99%
3,900	Garmin Ltd. (Switzerland)	380,991

Semiconductors & Related Devices - 2.27%
7,500	Intel Corp.	435,375

Soap, Detergent & Cleaning Preparations - 2.10%
3,300	The Procter & Gamble Co.	402,798

Telephone Communications - 5.88%
11,000	AT&T, Inc.	411,180
7,400	BCE, Inc.	355,718
6,000	Verizon Communications, Inc.	361,440
		1,128,338
Trucking & Courier Services - 1.47%
2,350	United Parcel Service, Inc. (Class B)	281,365

Water Transportation - 1.88%
8,000	Carnival Corp.	360,640

TOTAL COMMON STOCK (Cost $15,227,780) - 89.04%		17,080,043

REAL ESTATE INVESTMENT TRUSTS - 9.06%
3,600	CorEnergy Infrastructure Trust, Inc.	159,264
2,500	Crown Castle International Corp.	334,150
2,800	Digital Realty Trust, Inc.	338,660
13,450	Host Hotels & Resorts, Inc.	235,241
4,200	W.P. Carey, Inc.	350,364
10,850	Weyerhaeuser Co.	320,183
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,488,377) -9.06%		1,737,862

MONEY MARKET FUND - 1.64%
315,247	Fidelity Money Market Portfolio Class Select 1.54% **	315,247
TOTAL MONEY MARKET FUND (COST $315,247) - 1.64%		315,247

TOTAL INVESTMENTS (Cost $17,031,404) - 99.74%		19,133,152

OTHER ASSETS LESS LIABILITIES - 0.26%		49,159

NET ASSETS - 100.00%		19,182,311

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,031,404 amounted to $2,101,748, which consisted of aggregate gross unrealized appreciation of $2,694,232, and aggregate gross unrealized depreciation of $592,484.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $17,031,404 amounted to $2,101,748, which consisted of aggregate gross unrealized appreciation of $2,694,232, and aggregate gross unrealized depreciation of $592,484.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$17,080,043	$0	$0	$17,080,043
Cash Equivalents		$315,247	$0	$0	$315,247
Real Estate Investment Trusts		$0	$1,737,862	$0	$1,737,862
Total		$17,395,290	$1,737,862	$0	$19,133,152

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President and Chief Executive Officer

Date January 23, 2019

By /s/Umberto Anastasi

*Umberto Anastasi

Treasurer and Chief Financial Officer

Date January 23, 2019

* Print the name and title of each signing officer under his or her signature.